UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7893

Variable Annuity Portfolios

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

VARIABLE ANNUITY PORTFOLIOS

SMITH BARNEY SMALL CAP GROWTH
OPPORTUNITIES PORTFOLIO

FORM N-Q
SEPTEMBER 30, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCKS — 93.2%
CONSUMER DISCRETIONARY — 11.5%
Hotels, Restaurants & Leisure — 4.0%
16,300	Ctrip.com International Ltd., ADR	$1,044,504
7,100	Outback Steakhouse Inc.	259,860
3,700	PF Chang's China Bistro Inc. *	165,871
11,285	Station Casinos Inc.	748,872
18,900	Steak 'n Shake Co. *	343,035

	Total Hotels, Restaurants & Leisure	2,562,142

Household Durables — 0.5%
26,500	Tempur-Pedic International Inc. *	313,760

Leisure Equipment & Products — 1.1%
20,330	Marvel Entertainment Inc. *	363,297
10,700	SCP Pool Corp.	373,751

	Total Leisure Equipment & Products	737,048

Media — 3.6%
10,400	Focus Media Holding Ltd., ADR *	278,096
16,590	ProQuest Co. *	600,558
18,200	R.H. Donnelley Corp. *	1,151,332
8,100	Regal Entertainment Group, Class A Shares	162,324
9,500	WorldSpace Inc., Class A Shares *	133,855

	Total Media	2,326,165

Specialty Retail — 2.3%
9,900	AnnTaylor Stores Corp. *	262,845
20,400	Cabela's Inc., Class A Shares *	374,748
18,950	Men's Wearhouse Inc. *	505,965
22,610	West Marine Inc. *	334,176

	Total Specialty Retail	1,477,734

	TOTAL CONSUMER DISCRETIONARY	7,416,849

CONSUMER STAPLES — 2.9%
Beverages — 0.3%
9,400	Cott Corp. *	166,380

Food & Staples Retailing — 0.6%
11,000	United Natural Foods Inc. *	388,960

Food Products — 0.9%
2,900	Diamond Foods Inc. *	49,590
16,810	Hain Celestial Group Inc. *	326,114
10,400	John B. Sanfilippo & Son Inc. *	182,000

	Total Food Products	557,704

Household Products — 0.7%
20,200	Spectrum Brands Inc. *	475,710

Personal Products — 0.4%
14,900	Nu Skin Enterprises Inc., Class A Shares	283,845

	TOTAL CONSUMER STAPLES	1,872,599

ENERGY — 9.2%
Energy Equipment & Services — 5.6%
2,740	Atwood Oceanics Inc. *	230,735
31,700	Bronco Drilling Co. Inc. *	873,335
9,450	CARBO Ceramics Inc.	623,606
51,200	Grey Wolf Inc. *	431,616
63,340	Key Energy Services Inc. *	934,265
5,207	Todco, Class A Shares *	217,184
7,100	Universal Compression Holdings Inc. *	282,367

	Total Energy Equipment & Services	3,593,108

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

ENERGY (continued)
Oil, Gas & Consumable Fuels — 3.6%
7,900	Cheniere Energy Inc. *	$326,744
8,500	Comstock Resources Inc. *	278,885
9,450	Encore Acquisition Co. *	367,133
20,300	KFx Inc. *	347,536
7,900	OPTI Canada Inc. *	268,788
18,100	Range Resources Corp.	698,841

	Total Oil, Gas & Consumable Fuels	2,287,927

	TOTAL ENERGY	5,881,035

FINANCIALS — 9.0%
Capital Markets — 0.7%
6,255	Affiliated Managers Group Inc. *	452,987

Commercial Banks — 3.2%
2,030	City National Corp.	142,283
13,750	Cullen/Frost Bankers Inc.	678,425
14,110	East-West Bancorp Inc.	480,304
6,714	UCBH Holdings Inc.	123,000
12,030	Westamerica Bancorporation	621,350

	Total Commercial Banks	2,045,362

Insurance — 2.2%
3,860	Aspen Insurance Holdings Ltd.	114,063
4,111	Platinum Underwriters Holdings Ltd.	122,878
52,200	Universal American Financial Corp. *	1,187,028

	Total Insurance	1,423,969

Real Estate — 2.7%
4,469	Alexandria Real Estate Equities Inc.	369,542
4,140	BioMed Realty Trust Inc.	102,672
1,197	CenterPoint Properties Trust	53,625
6,912	Cousins Properties Inc.	208,881
7,000	Global Signal Inc.	313,180
5,450	Gramercy Capital Corp.	130,582
11,185	PS Business Parks Inc.	512,273

	Total Real Estate	1,690,755

Thrifts & Mortgage Finance — 0.2%
2,330	Downey Financial Corp.	141,897

	TOTAL FINANCIALS	5,754,970

HEALTH CARE — 16.0%
Biotechnology — 4.9%
35,900	Abgenix Inc. *	455,212
3,300	CuraGen Corp. *	16,335
13,700	CV Therapeutics Inc. *	366,475
25,240	InterMune Inc. *	417,722
33,700	Mannkind Corp. *	461,353
39,500	Nektar Therapeutics *	669,525
16,600	Protein Design Labs Inc. *	464,800
19,000	Tanox Inc. *	278,350

	Total Biotechnology	3,129,772

Health Care Equipment & Supplies — 3.0%
6,403	Advanced Medical Optics Inc. *	242,994
13,470	Cytyc Corp. *	361,669
35,970	DJ Orthopedics Inc. *	1,040,972
11,800	Wright Medical Group Inc. *	291,224

	Total Health Care Equipment & Supplies	1,936,859

Health Care Providers & Services — 5.4%
18,700	Health Net Inc. *	884,884
35,600	LifePoint Hospitals Inc. *	1,556,788

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Health Care Providers & Services (continued)
9,400	Manor Care Inc.	$361,054
17,000	WellCare Health Plans Inc. *	629,850

	Total Health Care Providers & Services	3,432,576

Pharmaceuticals — 2.7%
21,600	Andrx Corp. *	333,288
18,300	Connetics Corp. *	309,453
26,900	Impax Laboratories Inc. *	326,297
73,000	Inspire Pharmaceuticals Inc. *	554,800
34,210	Ista Pharmaceuticals Inc. *	227,155

	Total Pharmaceuticals	1,750,993

	TOTAL HEALTH CARE	10,250,200

INDUSTRIALS — 6.4%
Building Products — 0.6%
10,000	ElkCorp	357,700

Commercial Services & Supplies — 1.0%
10,300	Herman Miller Inc.	312,090
23,200	Steelcase Inc., Class A Shares	335,472

	Total Commercial Services & Supplies	647,562

Construction & Engineering — 1.9%
38,840	Chicago Bridge & Iron Co. NV, New York Shares	1,207,536

Machinery — 1.1%
7,300	IDEX Corp.	310,615
17,580	Stewart & Stevenson Services Inc.	419,283

	Total Machinery	729,898

Trading Companies & Distributors — 1.8%
35,630	MSC Industrial Direct Co. Inc., Class A Shares	1,181,847

	TOTAL INDUSTRIALS	4,124,543

INFORMATION TECHNOLOGY — 26.6%
Communications Equipment — 5.1%
47,317	ADC Telecommunications Inc. *	1,081,667
56,000	Polycom Inc. *	905,520
18,630	RADWARE Ltd. *	354,901
44,887	Tekelec *	940,383

	Total Communications Equipment	3,282,471

Computers & Peripherals — 1.2%
34,290	Electronics for Imaging Inc. *	786,613

Electronic Equipment & Instruments — 1.0%
41,500	Dolby Laboratories Inc., Class A Shares *	664,000

Internet Software & Services — 7.0%
21,700	Akamai Technologies Inc. *	346,115
52,580	Digitas Inc. *	597,309
5,500	Hurray! Holding Co. Ltd., ADR *	56,100
2,400	Jupitermedia Corp. *	42,504
94,900	RealNetworks Inc. *	541,879
68,900	SINA Corp. *	1,894,750
78,200	webMethods Inc. *	552,874
9,500	Websense Inc. *	486,495

	Total Internet Software & Services	4,518,026

IT Services — 0.7%
20,300	Wright Express Corp. *	438,277

Semiconductors & Semiconductor Equipment — 6.7%
221,300	Applied Micro Circuits Corp. *	663,900
45,114	ASE Test Ltd. *	282,865
89,401	ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	616,867

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment (continued)
17,100	Cymer Inc. *	$535,572
28,400	Entegris Inc. *	320,920
28,700	Mattson Technology Inc. *	215,537
25,300	Micrel Inc. *	284,119
17,100	PortalPlayer Inc. *	469,053
670,050	Zarlink Semiconductor Inc. *	877,765

	Total Semiconductors & Semiconductor Equipment	4,266,598

Software — 4.9%
14,400	Hyperion Solutions Corp. *	700,560
23,800	Kongzhong Corp., ADR *	335,104
24,700	Salesforce.com Inc. *	571,064
95,800	SkillSoft PLC, ADR *	438,764
8,500	The9 Ltd., ADR *	160,565
108,279	TIBCO Software Inc. *	905,212

	Total Software	3,111,269

	TOTAL INFORMATION TECHNOLOGY	17,067,254

MATERIALS — 4.1%
Chemicals — 2.8%
8,130	Cytec Industries Inc.	352,679
14,310	Minerals Technologies Inc.	818,675
4,630	Scotts Miracle-Gro Co., Class A Shares	407,116
10,680	Valspar Corp.	238,805

	Total Chemicals	1,817,275

Metals & Mining — 1.3%
16,630	Apex Silver Mines Ltd. *	261,257
23,260	Compass Minerals International Inc.	534,980

	Total Metals & Mining	796,237

	TOTAL MATERIALS	2,613,512

TELECOMMUNICATION SERVICES — 6.8%
Diversified Telecommunication Services — 2.1%
94,040	Cincinnati Bell Inc. *	414,716
44,970	Citizens Communications Co.	609,344
4,160	Commonwealth Telephone Enterprises Inc.	156,832
12,600	IDT Corp., Class B Shares *	153,594

	Total Diversified Telecommunication Services	1,334,486

Wireless Telecommunication Services — 4.7%
86,541	American Tower Corp., Class A Shares *	2,159,198
58,200	Dobson Communications Corp., Class A Shares *	446,976
16,100	Nextel Partners Inc., Class A Shares *	404,110

	Total Wireless Telecommunication Services	3,010,284

	TOTAL TELECOMMUNICATION SERVICES	4,344,770

UTILITIES — 0.7%
Electric Utilities — 0.7%
16,000	ITC Holdings Corp.	463,680

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $53,468,910)	59,789,412

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 5.2%
Repurchase Agreement — 5.2%
$ 3,333,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05
	with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at
	maturity-$3,334,069; (Fully collateralized by various U.S. government
	agency & Treasury obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38;
	Market value - $3,399,662)
	(Cost — $3,333,000)	$3,333,000

	TOTAL INVESTMENTS — 98.4% (Cost — $56,801,910#)	63,122,412
	Other Assets in Excess of Liabilities — 1.6%	1,035,057

	TOTAL NET ASSETS — 100.0%	$64,157,469

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Small Cap Growth Opportunities Portfolio (the “Fund”), is a separate diversified series of Variable Annuity Portfolios ("Trust"), a Massachusetts business trust is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,066,672
Gross unrealized depreciation	(2,746,170)

Net unrealized appreciation	$6,320,502

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Annuity Portfolios

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2005